Reverse Stock Split (Details)			9 Months Ended
	Mar. 25, 2020	Dec. 17, 2019	May 31, 2020
Reverse Stock Split Disclosure [Line Items]
Reverse stock split		The Company effected a 1 for 40 reverse stock split.
Reverse stock split	1	0.025	1
Subsequent Event [Member]
Reverse Stock Split Disclosure [Line Items]
Reverse stock split		The Company effected a 1 for 40 reverse stock split.
Reverse stock split		0.025